Annual Total Returns - Fidelity® Series Long-Term Treasury Bond Index Fund [BarChart] - 02.28 Fidelity Series Long-Term Treasury Bond Index Fund Series PRO-08 - Fidelity® Series Long-Term Treasury Bond Index Fund
Apr. 29, 2021
Bar Chart Table:
Annual Return, Inception Date	Jul. 07, 2016
Fidelity Series Long-Term Treasury Bond Index Fund-Default
Bar Chart Table:
Annual Return 2017	8.47%
Annual Return 2018	(1.65%)
Annual Return 2019	14.27%
Annual Return 2020	17.63%